SHARE-BASED COMPENSATION PLANS AND SHARES HELD IN TRUST (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
Summary of Share-based Compensation Expense
Share-based compensation expense

	$ million
	2021	2020	2019
Equity-settled [A]	539	359	537
Total	539	359	537
[A] On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.

Schedule of Share Awards Under the PSP and LTIP
Share awards

	Number of A shares (million)	Number of B shares (million)	Number of A ADSs (million)	Weighted Average remaining contractual life (years)
At January 1, 2021	29	10	8	1.0
Granted	20	6	4
Vested	(9)	(3)	(2)
Forfeited	(2)	(1)	(1)
At December 31, 2021	38	12	9	1.2
At January 1, 2020	29	10	8	1.0
Granted	10	4	3
Vested	(9)	(4)	(3)
Forfeited	(1)	—	—
At December 31, 2020	29	10	8	1.0